Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenue		$ 32,308,735	$ 40,143,151	$ 47,982,031
Cost of revenue		(21,993,601)	(18,251,815)	(22,655,854)
Gross profit		10,315,134	21,891,336	25,326,177
Operating expenses
Selling expenses		(6,783,703)	(19,083,135)	(2,973,531)
General and administrative expenses		(2,199,657)	(2,602,624)	(3,296,844)
Research and development expenses		(4,858,548)	(7,644,375)	(5,465,662)
Total operating expenses		(13,841,908)	(29,330,134)	(11,736,037)
Income from operations		(3,526,774)	(7,438,798)	13,590,140
Other income (expenses)
Interest expense, net		(156,788)	(162,400)	(101,604)
Other (expenses) income, net		(235,614)	48,940	(80,434)
Short-term investments income (loss)		38,530	(470,477)	239,549
Equity investment income		31,072	38,588	30,827
Total other (expense) income, net		(322,800)	(545,349)	88,338
(Loss) income before income tax provision		(3,849,574)	(7,984,147)	13,678,478
Income tax provision		(2,313,487)	(752,419)	(2,358,526)
Net (loss) income		(6,163,061)	(8,736,566)	11,319,952
Other comprehensive income (loss)
Foreign currency translation adjustment		(746,561)	(3,755,464)	1,193,369
Comprehensive (loss) income		$ (6,909,622)	$ (12,492,030)	$ 12,513,321
Earnings per share
Basic (in Dollars per share)		$ (1.7)	$ (2.41)	$ 3.58
Weighted average number of shares outstanding
Basic (in Shares)	[1]	3,625,000	3,625,000	3,163,470

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.